Impairment Testing (Tables)	12 Months Ended
Dec. 31, 2019
Notes to Consolidated Financial Statements [Abstract]
Intangible assets with an indefinite useful life

The carrying amounts of intangible assets with an indefinite useful life are as follows:

As at December 31
2019	2018
$ millions	$ millions

Goodwill
Phosphate Solutions	123	127
Industrial Products	91	92
Innovative Ag. Solutions	70	71
Potash	18	19
	302	309
Trademarks
Industrial Products, United States	13	13
Phosphate Solutions, United States	12	12
Industrial Products, Europe	7	5
	32	30

	334	339

Breakeven nominal after-tax discount rate	Following are the breakeven discount rates for each segment:
Breakeven nominal after-tax discount rate

Industrial Products	22.8%
Potash	13.2%
Innovative Ag. Solutions	11.4%
Phosphate Solutions	10.6%